International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Other investments	$ 358,910,000	$ 296,882,000
Notes loans	7,304,631,000	7,098,777,000
Goodwill	282,532,000	282,532,000
Other assets	263,137,000	160,511,000
Total assets	15,501,476,000	16,046,236,000
Liabilities:
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Other liabilities	219,933,000	109,426,000
Total liabilities	13,456,717,000	13,737,755,000
Shareholders' equity:
Common shares	96,420,000	96,351,000
Surplus	154,061,000	152,144,000
Retained earnings	2,695,567,000	2,470,710,000
Accumulated other comprehensive income (loss)	(470,497,000)	(31,980,000)
Total shareholders' equity before treasury stock	2,475,551,000	2,687,225,000
Less cost of shares in treasury	(430,792,000)	(378,744,000)
Total shareholders' equity	2,044,759,000	2,308,481,000	$ 2,177,998,000	$ 2,118,053,000
Total liabilities and shareholders' equity	15,501,476,000	16,046,236,000
Parent Company | Reportable Legal Entities
ASSETS
Cash	89,263,000	62,564,000
Other investments	114,901,000	90,555,000
Notes loans	42,519,000	10,401,000
Investment in subsidiaries	1,933,269,000	2,281,597,000
Goodwill	3,365,000	3,365,000
Other assets	7,181,000	1,644,000
Total assets	2,190,498,000	2,450,126,000
Liabilities:
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Due to IBC Trading	21,000	21,000
Other liabilities	11,076,000	6,982,000
Total liabilities	145,739,000	141,645,000
Shareholders' equity:
Common shares	96,420,000	96,351,000
Surplus	154,061,000	152,144,000
Retained earnings	2,695,567,000	2,470,710,000
Accumulated other comprehensive income (loss)	(470,497,000)	(31,980,000)
Total shareholders' equity before treasury stock	2,475,551,000	2,687,225,000
Less cost of shares in treasury	(430,792,000)	(378,744,000)
Total shareholders' equity	2,044,759,000	2,308,481,000
Total liabilities and shareholders' equity	$ 2,190,498,000	$ 2,450,126,000